Goodwill and Intangible Assets, net - Schedule of Goodwill (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 98,520	$ 98,147
Acquisition of Consultingroom.com		347
Foreign currency translation impact	11	26
Ending Balance	$ 98,531	$ 98,520